VALUATION PROVISIONS OF INVENTORIES - Schedule of Net Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Net Inventories
Raw materials and consumables	$ 42.3	$ 45.0
Work in progress	46.8	48.7
Finished goods	1,249.4	1,005.9
Total	$ 1,338.5	$ 1,099.6